KSOP Plan: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
KSOP Plan: [Abstract]
Cash contributions to the Plan	$ 172,000	$ 169,000	$ 127,000
value of share contributions to the plan			$ 110,690